INCOME TAXES (Details Narrative) ₪ in Thousands, $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 ILS (₪)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Gross	$ 3,595								$ 6,069	$ 3,595
Operating Loss Carryforwards	15,582								26,295	15,582
Income Tax Expense (Benefit)
General and Administrative Expense [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Receivable	229									$ 229
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)			$ 100
Israel Tax Authority [Member] | Agreement [Member]
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit) | ₪				₪ 340
Israel Tax Authority [Member] | Tax Year 2021 [Member]
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)	$ 229	₪ 740
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent									23.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent									21.00%